Provisions for expected credit losses/impairment charges - Debt securities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	$ (864,584)
Balance at the end of the period			$ (864,584)
FVOCI | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	(60,033)
Balance at the end of the period			(60,033)
Amortised cost | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	(746,991)
Balance at the end of the period			(746,991)
Debt securities
Provisions for expected credit losses
Impairment			0	$ 0
Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the beginning of the period	(3,053)	$ (4,044)
Balance at the end of the period			(3,053)
Provisions for expected credit losses/Provisions for impairment charges | FVOCI | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		(2)
Provisions for expected credit losses/Provisions for impairment charges | Amortised cost | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		(989)
Provisions for expected credit losses/Provisions for impairment charges | Debt securities
Provisions for expected credit losses
Balance at the beginning of the period	11
Net changes in provisions	1
Balance at the end of the period	12	12	11
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | Performing - Stage 1
Provisions for expected credit losses
Net changes in provisions	1
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	11
Balance at the end of the period			11
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | FVOCI
Provisions for expected credit losses
Balance at the beginning of the period	2	(2)
Balance at the end of the period	2	2	2
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | FVOCI | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		(2)
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | FVOCI | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	2
Balance at the end of the period			2
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | Amortised cost
Provisions for expected credit losses
Balance at the beginning of the period	9	(9)
Net changes in provisions	1
Balance at the end of the period	10	10	9
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | Amortised cost | Performing - Stage 1
Provisions for expected credit losses
Net changes in provisions	1
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | Amortised cost | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		$ (9)
Provisions for expected credit losses/Provisions for impairment charges | Debt securities | Amortised cost | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	$ 9
Balance at the end of the period			$ 9